Schedule of Investments (unaudited)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	1,436,045	$344,018,940
BWX Technologies Inc.	62,623	3,639,649
Curtiss-Wright Corp.	108,729	12,912,656
General Dynamics Corp.	674,740	127,026,552
HEICO Corp.	82,330	11,478,449
HEICO Corp., Class A	142,350	17,677,023
Hexcel Corp.(a)	223,006	13,915,574
Howmet Aerospace Inc.(a)	968,577	33,386,849
Huntington Ingalls Industries Inc.	105,127	22,155,515
L3Harris Technologies Inc.	548,338	118,523,259
Lockheed Martin Corp.	83,865	31,730,323
Mercury Systems Inc.(a)	147,424	9,771,263
Northrop Grumman Corp.	370,135	134,518,163
Raytheon Technologies Corp.	4,063,429	346,651,128
Spirit AeroSystems Holdings Inc., Class A	197,867	9,337,344
Teledyne Technologies Inc.(a)	122,661	51,374,107
Textron Inc.	602,296	41,419,896
TransDigm Group Inc.(a)	99,077	64,131,551
Virgin Galactic Holdings Inc.(a)(b)	38,863	1,787,698
		1,395,455,939
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	283,017	26,510,202
Expeditors International of Washington Inc.	123,158	15,591,803
FedEx Corp.	372,578	111,151,195
XPO Logistics Inc.(a)	35,181	4,921,470
		158,174,670
Airlines — 0.4%
Alaska Air Group Inc.(a)	325,492	19,630,423
American Airlines Group Inc.(a)	1,723,556	36,556,623
Copa Holdings SA, Class A, NVS(a)	86,918	6,547,533
JetBlue Airways Corp.(a)	844,792	14,175,610
Southwest Airlines Co.(a)	1,587,271	84,268,217
United Airlines Holdings Inc.(a)	869,388	45,460,298
		206,638,704
Auto Components — 0.3%
Aptiv PLC(a)	592,190	93,169,253
BorgWarner Inc.	639,436	31,038,223
Gentex Corp.	644,935	21,340,899
Lear Corp.	160,226	28,084,413
QuantumScape Corp.(a)	88,764	2,597,235
		176,230,023
Automobiles — 0.7%
Ford Motor Co.(a)	10,490,973	155,895,859
General Motors Co.(a)	3,686,209	218,112,987
Harley-Davidson Inc.	408,704	18,726,817
Thor Industries Inc.	84,241	9,519,233
		402,254,896
Banks — 8.3%
Bank of America Corp.	20,223,233	833,803,897
Bank of Hawaii Corp.	109,973	9,261,926
Bank OZK	326,304	13,756,977
BOK Financial Corp.	80,795	6,996,847
Citigroup Inc.	5,542,436	392,127,347
Citizens Financial Group Inc.	933,564	42,822,581
Comerica Inc.	372,433	26,569,370
Commerce Bancshares Inc.	283,957	21,171,834
Cullen/Frost Bankers Inc.	155,438	17,409,056
Security	Shares	Value

Banks (continued)
East West Bancorp. Inc.	376,691	$27,004,978
Fifth Third BanCorp.	1,887,233	72,148,918
First Citizens BancShares Inc./NC, Class A(b)	16,112	13,417,107
First Hawaiian Inc.	360,066	10,204,270
First Horizon Corp.	1,460,789	25,242,434
First Republic Bank/CA	471,028	88,162,311
FNB Corp.	849,772	10,477,689
Huntington Bancshares Inc./OH	3,950,492	56,373,521
JPMorgan Chase & Co.	8,065,757	1,254,547,844
KeyCorp	2,608,068	53,856,604
M&T Bank Corp.	342,487	49,766,786
PacWest BanCorp.	311,755	12,831,836
People’s United Financial Inc.	1,134,904	19,452,254
Pinnacle Financial Partners Inc.	198,321	17,509,761
PNC Financial Services Group Inc. (The)	1,137,653	217,018,686
Popular Inc.	221,079	16,591,979
Prosperity Bancshares Inc.	238,319	17,111,304
Regions Financial Corp.	2,566,783	51,797,681
Signature Bank/New York NY	150,469	36,962,710
Sterling Bancorp./DE	469,602	11,641,433
SVB Financial Group(a)	144,638	80,480,922
Synovus Financial Corp.	364,105	15,976,927
Truist Financial Corp.	3,601,297	199,871,983
U.S. Bancorp.	3,599,073	205,039,189
Umpqua Holdings Corp.	583,012	10,756,571
Webster Financial Corp.	239,940	12,798,400
Wells Fargo & Co.	11,093,340	502,417,369
Western Alliance Bancorp.	127,550	11,843,017
Wintrust Financial Corp.	151,227	11,437,298
Zions Bancorp. NA	430,715	22,767,595
		4,499,429,212
Beverages — 0.9%
Brown-Forman Corp., Class A	61,258	4,318,689
Brown-Forman Corp., Class B, NVS	246,769	18,492,869
Coca-Cola Co. (The)	3,061,136	165,638,069
Constellation Brands Inc., Class A	434,177	101,549,659
Keurig Dr Pepper Inc.	1,881,623	66,308,395
Molson Coors Beverage Co., Class B(a)	476,510	25,583,822
Monster Beverage Corp.(a)	71,407	6,523,029
PepsiCo Inc.	631,449	93,561,798
		481,976,330
Biotechnology — 1.7%
Alexion Pharmaceuticals Inc.(a)	593,101	108,958,585
Amgen Inc.	272,607	66,447,956
Biogen Inc.(a)	401,921	139,173,185
BioMarin Pharmaceutical Inc.(a)	486,938	40,630,107
Exact Sciences Corp.(a)	34,180	4,248,916
Exelixis Inc.(a)	118,960	2,167,451
Gilead Sciences Inc.	3,366,438	231,812,921
Horizon Therapeutics PLC(a)	473,785	44,365,227
Incyte Corp.(a)	71,006	5,973,735
Ionis Pharmaceuticals Inc.(a)	29,565	1,179,348
Iovance Biotherapeutics Inc.(a)	269,756	7,019,051
Mirati Therapeutics Inc.(a)	18,501	2,988,466
Natera Inc.(a)	14,202	1,612,353
Regeneron Pharmaceuticals Inc.(a)	240,148	134,132,264
Sage Therapeutics Inc.(a)(b)	141,469	8,036,854
Seagen Inc.(a)	39,247	6,196,316
Ultragenyx Pharmaceutical Inc.(a)	44,026	4,197,879
United Therapeutics Corp.(a)	117,451	21,071,884

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	418,141	$84,309,770
		914,522,268
Building Products — 0.8%
A O Smith Corp.	353,238	25,454,330
Allegion PLC	58,562	8,157,687
Armstrong World Industries Inc.	65,608	7,037,114
AZEK Co. Inc. (The)(a)	132,494	5,625,695
Builders FirstSource Inc.(a)	546,953	23,333,015
Carrier Global Corp.	1,246,808	60,594,869
Fortune Brands Home & Security Inc.	274,756	27,368,445
Johnson Controls International PLC	1,920,190	131,782,640
Lennox International Inc.	91,442	32,077,853
Masco Corp.	675,371	39,786,106
Owens Corning	278,128	27,228,731
Trane Technologies PLC	329,965	60,759,755
		449,206,240
Capital Markets — 4.8%
Affiliated Managers Group Inc.	110,780	17,083,384
Ameriprise Financial Inc.	137,247	34,158,033
Ares Management Corp., Class A	44,412	2,824,159
Bank of New York Mellon Corp. (The)	2,152,868	110,291,428
BlackRock Inc.(c)	383,314	335,388,251
Carlyle Group Inc. (The)	433,208	20,135,508
Cboe Global Markets Inc.	285,356	33,971,632
Charles Schwab Corp. (The)	4,206,367	306,265,581
CME Group Inc.	961,176	204,422,912
Evercore Inc., Class A	106,242	14,955,686
FactSet Research Systems Inc.	14,066	4,720,690
Franklin Resources Inc.	772,021	24,696,952
Goldman Sachs Group Inc. (The)	836,269	317,389,174
Interactive Brokers Group Inc., Class A	214,272	14,084,099
Intercontinental Exchange Inc.	1,490,833	176,961,877
Invesco Ltd.	890,288	23,797,398
Janus Henderson Group PLC	215,642	8,369,066
Jefferies Financial Group Inc.	583,944	19,970,885
KKR & Co. Inc.	1,477,914	87,551,625
Lazard Ltd., Class A	268,767	12,161,707
Moody’s Corp.	23,032	8,346,106
Morgan Stanley	3,723,037	341,365,262
Morningstar Inc.	5,550	1,426,960
MSCI Inc.	62,311	33,216,748
Nasdaq Inc.	304,889	53,599,486
Northern Trust Corp.	552,770	63,911,267
Raymond James Financial Inc.	313,244	40,690,396
S&P Global Inc.	189,174	77,646,468
SEI Investments Co.	292,346	18,116,682
State Street Corp.	934,518	76,892,141
Stifel Financial Corp.	272,290	17,660,729
T Rowe Price Group Inc.	403,388	79,858,722
Tradeweb Markets Inc., Class A	280,110	23,686,102
Virtu Financial Inc., Class A	249,062	6,881,583
		2,612,498,699
Chemicals — 2.0%
Air Products & Chemicals Inc.	592,723	170,514,553
Albemarle Corp.	311,421	52,461,982
Ashland Global Holdings Inc.	146,630	12,830,125
Axalta Coating Systems Ltd.(a)(b)	458,672	13,984,909
Celanese Corp.	191,292	28,999,867
CF Industries Holdings Inc.	570,805	29,367,917
Security	Shares	Value

Chemicals (continued)
Chemours Co. (The)	213,041	$7,413,827
Corteva Inc.	1,983,208	87,955,275
Diversey Holdings Ltd.(a)	31,209	558,953
Dow Inc.	1,861,831	117,816,666
DuPont de Nemours Inc.	1,430,267	110,716,968
Eastman Chemical Co.	362,476	42,319,073
Ecolab Inc.	82,150	16,920,435
Element Solutions Inc.	626,987	14,658,956
FMC Corp.	256,940	27,800,908
Huntsman Corp.	577,900	15,325,908
International Flavors & Fragrances Inc.	668,687	99,901,838
LyondellBasell Industries NV, Class A	620,833	63,865,091
Mosaic Co. (The)	922,121	29,424,881
NewMarket Corp.	17,873	5,754,749
Olin Corp.	354,552	16,401,575
PPG Industries Inc.	368,593	62,576,034
RPM International Inc.	141,762	12,571,454
Valvoline Inc.	483,344	15,689,346
Westlake Chemical Corp.	70,784	6,376,931
		1,062,208,221
Commercial Services & Supplies — 0.5%
ADT Inc.	431,979	4,661,053
Cintas Corp.	14,990	5,726,180
Clean Harbors Inc.(a)	135,148	12,587,685
Driven Brands Holdings Inc.(a)(b)	109,782	3,394,460
MSA Safety Inc.	69,759	11,550,695
Republic Services Inc.	562,655	61,897,677
Rollins Inc.	42,936	1,468,428
Stericycle Inc.(a)	244,117	17,466,571
Waste Management Inc.	952,347	133,433,338
		252,186,087
Communications Equipment — 1.5%
Arista Networks Inc.(a)	17,045	6,175,574
Ciena Corp.(a)	411,503	23,410,406
Cisco Systems Inc.	11,332,902	600,643,806
F5 Networks Inc.(a)	159,878	29,842,828
Juniper Networks Inc.	865,848	23,680,943
Lumentum Holdings Inc.(a)(b)	201,936	16,564,810
Motorola Solutions Inc.	446,257	96,770,830
Ubiquiti Inc.	2,527	788,904
ViaSat Inc.(a)(b)	165,319	8,239,499
		806,117,600
Construction & Engineering — 0.2%
AECOM(a)	373,160	23,628,491
MasTec Inc.(a)	149,817	15,895,584
Quanta Services Inc.	369,323	33,449,584
Valmont Industries Inc.	55,661	13,138,779
		86,112,438
Construction Materials — 0.3%
Eagle Materials Inc.	109,752	15,596,857
Martin Marietta Materials Inc.	166,510	58,579,883
Vulcan Materials Co.	354,039	61,627,569
		135,804,309
Consumer Finance — 0.9%
Ally Financial Inc.	988,916	49,287,574
American Express Co.	635,056	104,930,303
Capital One Financial Corp.	1,202,199	185,968,163
Credit Acceptance Corp.(a)(b)	22,991	10,440,443
Discover Financial Services	366,102	43,306,206

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	236,377	$14,161,346
Santander Consumer USA Holdings Inc.	160,859	5,842,399
SLM Corp.	858,977	17,986,978
Synchrony Financial	1,270,466	61,643,010
		493,566,422
Containers & Packaging — 0.7%
Amcor PLC	4,113,744	47,143,506
AptarGroup Inc.	175,296	24,688,689
Ardagh Group SA	64,153	1,573,031
Avery Dennison Corp.	103,615	21,784,018
Ball Corp.	604,237	48,955,282
Berry Global Group Inc.(a)	360,483	23,510,701
Crown Holdings Inc.	305,433	31,218,307
Graphic Packaging Holding Co.	540,896	9,811,853
International Paper Co.	1,053,837	64,610,746
Packaging Corp. of America.	250,216	33,884,251
Sealed Air Corp.	185,623	10,998,163
Silgan Holdings Inc.	231,855	9,621,982
Sonoco Products Co.	267,842	17,918,630
Westrock Co.	694,935	36,984,441
		382,703,600
Distributors — 0.2%
Genuine Parts Co.	377,185	47,702,587
LKQ Corp.(a)	746,629	36,749,079
		84,451,666
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	32,759	4,819,177
Chegg Inc.(a)	89,021	7,398,535
frontdoor Inc.(a)	72,567	3,615,288
Grand Canyon Education Inc.(a)(b)	122,402	11,012,508
H&R Block Inc.	94,530	2,219,564
Service Corp. International.	436,670	23,401,145
Terminix Global Holdings Inc.(a)(b)	343,315	16,379,559
		68,845,776
Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	5,029,466	1,397,789,191
Equitable Holdings Inc.	1,023,830	31,175,623
Voya Financial Inc.	321,406	19,766,469
		1,448,731,283
Diversified Telecommunication Services — 2.3%
AT&T Inc.	19,155,864	551,305,766
Lumen Technologies Inc.	2,938,920	39,939,923
Verizon Communications Inc.	11,112,909	622,656,291
		1,213,901,980
Electric Utilities — 2.9%
Alliant Energy Corp.	667,949	37,244,836
American Electric Power Co. Inc.	1,343,345	113,633,554
Avangrid Inc.	158,232	8,137,872
Duke Energy Corp.	2,063,159	203,675,056
Edison International	1,004,194	58,062,497
Entergy Corp.	535,108	53,350,268
Evergy Inc.	610,550	36,895,537
Eversource Energy	923,323	74,087,438
Exelon Corp.	2,619,869	116,086,395
FirstEnergy Corp.	1,466,873	54,582,344
Hawaiian Electric Industries Inc.	281,331	11,894,675
IDACORP Inc.	134,338	13,097,955
NextEra Energy Inc.	5,258,768	385,362,519
NRG Energy Inc.	354,595	14,290,179
Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	532,791	$17,928,417
PG&E Corp.(a)	4,032,155	41,007,016
Pinnacle West Capital Corp.	300,817	24,657,969
PPL Corp.	2,076,873	58,090,138
Southern Co. (The)	2,836,242	171,621,003
Xcel Energy Inc.	1,445,851	95,252,664
		1,588,958,332
Electrical Equipment — 1.1%
Acuity Brands Inc.	95,294	17,822,837
AMETEK Inc.	616,934	82,360,689
ChargePoint Holdings Inc.(a)(b)	333,941	11,601,110
Eaton Corp. PLC	1,067,436	158,172,666
Emerson Electric Co.	1,599,619	153,947,332
Hubbell Inc.	144,495	26,997,446
nVent Electric PLC	449,983	14,057,469
Regal Beloit Corp.	108,277	14,456,062
Rockwell Automation Inc.	122,433	35,018,287
Sensata Technologies Holding PLC(a)	415,212	24,069,840
Shoals Technologies Group Inc., Class A(a)(b)	228,462	8,110,401
Sunrun Inc.(a)	532,110	29,681,096
		576,295,235
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	450,647	30,828,761
Arrow Electronics Inc.(a)	195,941	22,303,964
Avnet Inc.	272,815	10,934,425
Coherent Inc.(a)	7,389	1,953,208
Corning Inc.	1,358,340	55,556,106
IPG Photonics Corp.(a)	89,563	18,877,194
Jabil Inc.	80,491	4,678,137
Keysight Technologies Inc.(a)	278,872	43,060,626
Littelfuse Inc.	65,182	16,607,722
National Instruments Corp.	358,451	15,155,308
SYNNEX Corp.	110,784	13,489,060
Trimble Inc.(a)	668,556	54,707,938
Vontier Corp.	207,137	6,748,523
		294,900,972
Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,967,930	45,006,559
Halliburton Co.	2,240,629	51,803,343
NOV Inc.(a)	1,039,832	15,930,226
Schlumberger Ltd.	3,753,671	120,155,009
		232,895,137
Entertainment — 2.3%
Activision Blizzard Inc.	2,070,429	197,601,744
Electronic Arts Inc.	769,382	110,660,213
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	56,424	2,405,355
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	529,105	25,508,152
Live Nation Entertainment Inc.(a)	221,119	19,367,813
Madison Square Garden Sports Corp.(a)(b)	32,067	5,533,802
Take-Two Interactive Software Inc.(a)	244,154	43,220,141
Walt Disney Co. (The)(a)	4,620,858	812,208,211
World Wrestling Entertainment Inc., Class A	16,141	934,403
Zynga Inc., Class A(a)	1,397,042	14,850,556
		1,232,290,390
Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities Inc.	391,492	71,228,055
American Campus Communities Inc.	365,383	17,070,694

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Homes 4 Rent, Class A	741,890	$28,822,427
Americold Realty Trust.	673,880	25,506,358
Apartment Income REIT Corp.	418,316	19,840,728
AvalonBay Communities Inc.	374,739	78,204,282
Boston Properties Inc.	416,772	47,757,904
Brixmor Property Group Inc.	790,007	18,083,260
Camden Property Trust	252,209	33,460,568
CoreSite Realty Corp.	24,771	3,334,177
Cousins Properties Inc.	395,590	14,549,800
CubeSmart.	537,954	24,918,029
CyrusOne Inc.	326,540	23,354,141
Digital Realty Trust Inc.	754,198	113,476,631
Douglas Emmett Inc.	443,941	14,925,296
Duke Realty Corp.	999,271	47,315,482
EPR Properties(a)	195,338	10,290,406
Equinix Inc.	69,243	55,574,432
Equity LifeStyle Properties Inc.	218,924	16,268,242
Equity Residential	990,969	76,304,613
Essex Property Trust Inc.	173,000	51,901,730
Extra Space Storage Inc.	318,957	52,251,536
Federal Realty Investment Trust	205,983	24,135,028
First Industrial Realty Trust Inc.	343,366	17,934,006
Gaming and Leisure Properties Inc.	588,431	27,262,008
Healthcare Trust of America Inc., Class A	580,729	15,505,464
Healthpeak Properties Inc.	1,439,210	47,911,301
Highwoods Properties Inc.	274,243	12,387,556
Host Hotels & Resorts Inc.(a)	1,866,420	31,897,118
Hudson Pacific Properties Inc.	391,594	10,894,145
Invitation Homes Inc.	1,529,887	57,049,486
Iron Mountain Inc.	226,364	9,579,724
JBG SMITH Properties	338,770	10,674,643
Kilroy Realty Corp.	309,823	21,576,074
Kimco Realty Corp.	1,101,817	22,972,884
Lamar Advertising Co., Class A	30,713	3,207,051
Life Storage Inc.	202,820	21,772,727
Medical Properties Trust Inc.	1,546,792	31,090,519
Mid-America Apartment Communities Inc.	305,000	51,368,100
National Retail Properties Inc.	465,436	21,819,640
Omega Healthcare Investors Inc.	625,188	22,688,073
Park Hotels & Resorts Inc.(a)	620,767	12,794,008
Prologis Inc.	1,976,444	236,244,351
Public Storage	95,609	28,748,670
Rayonier Inc.	379,068	13,619,913
Realty Income Corp.	1,005,731	67,122,487
Regency Centers Corp.	450,735	28,878,591
Rexford Industrial Realty Inc.	356,446	20,299,600
SBA Communications Corp.	242,640	77,329,368
Simon Property Group Inc.	114,096	14,887,246
SL Green Realty Corp.	187,218	14,977,440
Spirit Realty Capital Inc.	305,893	14,633,921
STORE Capital Corp.	652,001	22,500,555
Sun Communities Inc.	297,117	50,925,854
UDR Inc.	788,342	38,612,991
Ventas Inc.	1,010,065	57,674,712
VEREIT Inc.	612,930	28,151,875
VICI Properties Inc.	1,433,753	44,475,018
Vornado Realty Trust	468,285	21,854,861
Weingarten Realty Investors	318,815	10,224,397
Welltower Inc.	1,121,794	93,221,081
Weyerhaeuser Co.	2,016,392	69,404,213
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	471,060	$35,150,497
		2,307,895,987
Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A(b)	414,349	8,146,101
Casey’s General Stores Inc.	98,379	19,148,489
Costco Wholesale Corp.	77,248	30,564,716
Grocery Outlet Holding Corp.(a)(b)	233,174	8,081,811
Kroger Co. (The)	2,010,447	77,020,225
U.S. Foods Holding Corp.(a)(b)	589,570	22,615,905
Walgreens Boots Alliance Inc.	1,926,661	101,361,635
Walmart Inc.	3,846,958	542,498,017
		809,436,899
Food Products — 1.7%
Archer-Daniels-Midland Co.	1,495,686	90,638,572
Beyond Meat Inc.(a)(b)	18,816	2,963,332
Bunge Ltd.	366,807	28,665,967
Campbell Soup Co.	520,854	23,745,734
Conagra Brands Inc.	1,250,766	45,502,867
Darling Ingredients Inc.(a)	408,445	27,570,037
Flowers Foods Inc.	500,270	12,106,534
General Mills Inc.	1,639,303	99,882,732
Hain Celestial Group Inc. (The)(a)(b)	223,629	8,971,995
Hershey Co. (The)	55,474	9,662,461
Hormel Foods Corp.	755,092	36,055,643
Ingredion Inc.	180,921	16,373,351
JM Smucker Co. (The)	283,242	36,699,666
Kellogg Co.	373,681	24,038,899
Kraft Heinz Co. (The)	1,786,271	72,844,131
Lamb Weston Holdings Inc.	274,315	22,126,248
McCormick & Co. Inc./MD, NVS	672,370	59,383,718
Mondelez International Inc., Class A	3,739,163	233,473,338
Pilgrim’s Pride Corp.(a)	68,718	1,524,165
Post Holdings Inc.(a)(b)	157,404	17,073,612
Seaboard Corp.	780	3,017,609
Tyson Foods Inc., Class A	774,147	57,101,083
		929,421,694
Gas Utilities — 0.1%
Atmos Energy Corp.	347,128	33,362,472
National Fuel Gas Co.	231,149	12,077,535
UGI Corp.	555,131	25,708,117
		71,148,124
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories.	2,328,989	269,999,695
Baxter International Inc.	1,349,524	108,636,682
Becton Dickinson and Co.	774,895	188,446,715
Boston Scientific Corp.(a)	3,803,358	162,631,588
Cooper Companies Inc. (The)	129,222	51,206,802
Danaher Corp.	1,611,908	432,571,631
DENTSPLY SIRONA Inc.	580,117	36,698,201
Envista Holdings Corp.(a)	429,350	18,552,214
Globus Medical Inc., Class A(a)	195,701	15,172,699
Hill-Rom Holdings Inc.	177,563	20,169,381
Hologic Inc.(a)	677,086	45,175,178
ICU Medical Inc.(a)	53,145	10,937,241
Integra LifeSciences Holdings Corp.(a)(b)	198,260	13,529,262
Masimo Corp.(a)	36,720	8,902,764
Medtronic PLC	3,600,466	446,925,845
Quidel Corp.(a)	100,290	12,849,155
ResMed Inc.	39,145	9,650,025

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STERIS PLC	227,534	$46,940,264
Stryker Corp.	536,603	139,371,897
Tandem Diabetes Care Inc.(a)(b)	9,767	951,306
Teleflex Inc.	102,699	41,263,431
Zimmer Biomet Holdings Inc.	560,673	90,167,432
		2,170,749,408
Health Care Providers & Services — 4.4%
Acadia Healthcare Co. Inc.(a)	236,020	14,810,255
agilon health Inc.(a)	13,024	528,384
Amedisys Inc.(a)	10,665	2,612,178
AmerisourceBergen Corp.	391,970	44,876,645
Anthem Inc.	656,769	250,754,404
Cardinal Health Inc.	317,186	18,108,149
Centene Corp.(a)	1,552,583	113,229,878
Chemed Corp.	31,002	14,710,449
Cigna Corp.	914,616	216,828,015
CVS Health Corp.	3,529,619	294,511,409
DaVita Inc.(a)	55,736	6,712,286
Encompass Health Corp.	111,234	8,679,589
Henry Schein Inc.(a)	375,962	27,892,621
Humana Inc.	345,764	153,076,638
Laboratory Corp. of America Holdings(a)	262,972	72,540,826
McKesson Corp.	367,288	70,240,157
Molina Healthcare Inc.(a)	130,546	33,035,971
Oak Street Health Inc.(a)(b)	26,563	1,555,795
Premier Inc., Class A	322,197	11,209,234
Quest Diagnostics Inc.	348,039	45,930,707
Signify Health Inc., Class A(a)(b)	61,018	1,856,778
UnitedHealth Group Inc.	2,348,790	940,549,468
Universal Health Services Inc., Class B	204,609	29,960,896
		2,374,210,732
Health Care Technology — 0.3%
Cerner Corp.	811,703	63,442,707
Certara Inc.(a)(b)	36,670	1,038,861
Change Healthcare Inc.(a)	658,405	15,169,651
Teladoc Health Inc.(a)(b)	392,500	65,268,825
		144,920,044
Hotels, Restaurants & Leisure — 1.7%
Aramark	611,642	22,783,664
Boyd Gaming Corp.(a)	172,412	10,601,614
Caesars Entertainment Inc.(a)	201,752	20,931,770
Carnival Corp.(a)	2,293,419	60,454,525
Darden Restaurants Inc.	112,729	16,457,307
Domino’s Pizza Inc.	33,050	15,417,495
Hilton Worldwide Holdings Inc.(a)	241,415	29,119,477
Hyatt Hotels Corp., Class A(a)	107,989	8,384,266
Marriott Vacations Worldwide Corp.(a)	112,221	17,876,805
McDonald’s Corp.	1,646,289	380,276,296
MGM Resorts International.	1,089,464	46,465,640
Norwegian Cruise Line Holdings Ltd.(a)(b)	985,702	28,989,496
Penn National Gaming Inc.(a)	390,468	29,866,897
Planet Fitness Inc., Class A(a)(b)	69,361	5,219,415
Royal Caribbean Cruises Ltd.(a)	585,108	49,898,010
Six Flags Entertainment Corp.(a)	127,021	5,497,469
Travel + Leisure Co.	75,762	4,504,051
Wyndham Hotels & Resorts Inc.	90,297	6,527,570
Yum China Holdings Inc.	1,043,442	69,128,032
Yum! Brands Inc.	733,487	84,373,010
		912,772,809
Security	Shares	Value

Household Durables — 0.6%
DR Horton Inc.	523,297	$47,290,350
Garmin Ltd.	407,915	59,000,826
Leggett & Platt Inc.	354,851	18,384,830
Lennar Corp., Class A	730,257	72,551,033
Lennar Corp., Class B	43,589	3,550,324
Mohawk Industries Inc.(a)	150,971	29,015,116
Newell Brands Inc.	1,015,214	27,887,929
NVR Inc.(a)	2,956	14,701,075
PulteGroup Inc.	495,807	27,056,188
Toll Brothers Inc.	178,413	10,314,055
TopBuild Corp.(a)(b)	15,142	2,994,785
Whirlpool Corp.	164,416	35,845,976
		348,592,487
Household Products — 2.0%
Church & Dwight Co. Inc.	620,431	52,873,130
Clorox Co. (The)	63,120	11,355,919
Colgate-Palmolive Co.	1,055,223	85,842,391
Kimberly-Clark Corp.	451,641	60,420,533
Procter & Gamble Co. (The)	6,529,412	881,013,561
Reynolds Consumer Products Inc.	145,008	4,400,993
Spectrum Brands Holdings Inc.	111,723	9,500,924
		1,105,407,451
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,763,339	45,970,248
Brookfield Renewable Corp., Class A	255,296	10,707,114
Vistra Corp.	1,278,368	23,713,726
		80,391,088
Industrial Conglomerates — 1.9%
3M Co.	1,324,607	263,106,688
Carlisle Companies Inc.	85,546	16,371,794
General Electric Co.	23,427,446	315,333,423
Honeywell International Inc.	1,460,937	320,456,531
Roper Technologies Inc.	281,265	132,250,803
		1,047,519,239
Insurance — 3.8%
Aflac Inc.	1,803,283	96,764,166
Alleghany Corp.(a)	32,355	21,583,050
Allstate Corp. (The)	801,642	104,566,182
American Financial Group Inc./OH	180,965	22,569,955
American International Group Inc.	2,293,393	109,165,507
Aon PLC, Class A	247,901	59,188,843
Arch Capital Group Ltd.(a)(b)	789,520	30,743,909
Arthur J Gallagher & Co.	541,439	75,844,775
Assurant Inc.	160,181	25,017,069
Assured Guaranty Ltd..	186,753	8,867,032
Athene Holding Ltd., Class A(a)	308,179	20,802,082
Axis Capital Holdings Ltd.	210,292	10,306,411
Brighthouse Financial Inc.(a)	229,776	10,463,999
Brown & Brown Inc.	589,509	31,326,508
Chubb Ltd.	1,200,226	190,763,920
Cincinnati Financial Corp.	399,931	46,639,953
CNA Financial Corp.	77,914	3,544,308
Erie Indemnity Co., Class A, NVS(b)	20,624	3,987,650
Everest Re Group Ltd.	81,808	20,616,434
Fidelity National Financial Inc.	716,909	31,156,865
First American Financial Corp.	283,675	17,687,136
Globe Life Inc.	270,792	25,792,938
Hanover Insurance Group Inc. (The)	95,291	12,925,271
Hartford Financial Services Group Inc. (The)	960,984	59,552,178

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Kemper Corp.	162,675	$12,021,683
Lemonade Inc.(a)(b)	92,605	10,131,913
Lincoln National Corp.	428,893	26,951,636
Loews Corp.	592,027	32,354,276
Markel Corp.(a)	30,057	35,668,942
Marsh & McLennan Companies Inc.	1,202,516	169,169,951
Mercury General Corp.	76,127	4,944,449
MetLife Inc.	1,988,377	119,004,363
Old Republic International Corp.	747,113	18,610,585
Primerica Inc.	104,569	16,013,697
Principal Financial Group Inc.	717,335	45,328,399
Progressive Corp. (The)	1,566,432	153,839,287
Prudential Financial Inc.	1,058,348	108,448,920
Reinsurance Group of America Inc.	181,093	20,644,602
RenaissanceRe Holdings Ltd.	73,158	10,887,374
Travelers Companies Inc. (The)	674,656	101,002,750
Unum Group	543,921	15,447,356
W R Berkley Corp.	368,492	27,426,860
White Mountains Insurance Group Ltd.(b)	8,198	9,411,550
Willis Towers Watson PLC	345,256	79,415,785
		2,056,600,519
Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	112,115	273,761,286
Alphabet Inc., Class C, NVS(a)	105,724	264,978,175
IAC/InterActiveCorp.(a)	204,052	31,458,697
TripAdvisor Inc.(a)	101,633	4,095,810
Twitter Inc.(a)	1,872,215	128,827,114
Vimeo Inc.(a)	26,758	1,311,142
		704,432,224
Internet & Direct Marketing Retail — 0.1%
DoorDash Inc., Class A(a)(b)	26,865	4,790,835
Qurate Retail Inc., Series A	992,028	12,985,647
Wayfair Inc., Class A(a)(b)	89,507	28,258,255
		46,034,737
IT Services — 3.0%
Accenture PLC, Class A	334,967	98,744,922
Akamai Technologies Inc.(a)	429,168	50,040,989
Alliance Data Systems Corp.	129,090	13,449,887
Amdocs Ltd..	345,266	26,709,778
Automatic Data Processing Inc.	91,832	18,239,672
Broadridge Financial Solutions Inc.	28,398	4,587,129
Cognizant Technology Solutions Corp., Class A	1,414,699	97,982,053
Concentrix Corp.(a)	114,608	18,428,966
DXC Technology Co.(a)	677,291	26,373,711
Euronet Worldwide Inc.(a)	40,705	5,509,422
Fastly Inc., Class A(a)	282,169	16,817,272
Fidelity National Information Services Inc.	1,661,223	235,345,462
Fiserv Inc.(a)	1,494,664	159,764,635
FleetCor Technologies Inc.(a)	168,514	43,149,695
Genpact Ltd.	464,360	21,095,875
Global Payments Inc.	786,242	147,451,825
GoDaddy Inc., Class A(a)	402,415	34,994,008
International Business Machines Corp.	2,396,441	351,294,286
Jack Henry & Associates Inc.	145,657	23,816,376
Paychex Inc.	110,078	11,811,369
Paysafe Ltd.(a)	823,363	9,970,926
Snowflake Inc., Class A(a)(b)	19,528	4,721,870
StoneCo Ltd., Class A(a)	40,730	2,731,354
Twilio Inc., Class A(a)(b)	312,400	123,135,584
Security	Shares	Value

IT Services (continued)
VeriSign Inc.(a)	265,627	$60,480,612
Western Union Co. (The)	819,406	18,821,756
WEX Inc.(a)(b)	39,221	7,604,952
		1,633,074,386
Leisure Products — 0.1%
Brunswick Corp./DE	181,122	18,043,374
Hasbro Inc.	341,419	32,270,924
Hayward Holdings Inc.(a)	102,381	2,663,953
Polaris Inc.	47,105	6,451,501
		59,429,752
Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(a)	31,661	1,293,668
Agilent Technologies Inc.	84,492	12,488,762
Bio-Rad Laboratories Inc., Class A(a)(b)	56,623	36,481,633
Charles River Laboratories International Inc.(a)	8,375	3,098,080
IQVIA Holdings Inc.(a)	258,446	62,626,635
PerkinElmer Inc.	298,987	46,166,583
PPD Inc.(a)	252,684	11,646,205
QIAGEN NV(a)(b)	605,871	29,312,039
Repligen Corp.(a)	9,390	1,874,432
Syneos Health Inc.(a)	236,522	21,166,354
Thermo Fisher Scientific Inc.(b)	958,794	483,682,809
Waters Corp.(a)	11,944	4,127,966
		713,965,166
Machinery — 2.0%
AGCO Corp.	151,617	19,767,824
Allison Transmission Holdings Inc.	70,069	2,784,542
Caterpillar Inc.	202,099	43,982,805
Colfax Corp.(a)(b)	320,687	14,690,672
Crane Co.	135,087	12,477,986
Cummins Inc.	390,864	95,296,552
Donaldson Co. Inc.	295,019	18,742,557
Dover Corp.	386,774	58,248,164
Flowserve Corp.	347,093	13,994,790
Fortive Corp.	880,047	61,374,478
Gates Industrial Corp. PLC(a)(b)	208,016	3,758,849
Graco Inc.	169,843	12,857,115
IDEX Corp.	202,719	44,608,316
Illinois Tool Works Inc.	86,577	19,355,154
Ingersoll Rand Inc.(a)	1,001,090	48,863,203
ITT Inc.	229,971	21,063,044
Middleby Corp. (The)(a)(b)	102,771	17,806,103
Nordson Corp.	129,266	28,375,180
Oshkosh Corp.	183,788	22,907,336
Otis Worldwide Corp.	1,154,383	94,393,898
PACCAR Inc.	915,962	81,749,609
Parker-Hannifin Corp.	288,279	88,533,364
Pentair PLC	441,302	29,783,472
Snap-on Inc.	142,513	31,841,680
Stanley Black & Decker Inc.	433,924	88,950,081
Timken Co. (The)	176,197	14,199,716
Toro Co. (The)	15,481	1,701,052
Westinghouse Air Brake Technologies Corp.	484,121	39,843,158
Woodward Inc.	153,248	18,831,114
Xylem Inc./NY	162,974	19,550,361
		1,070,332,175
Marine — 0.0%
Kirby Corp.(a)	157,674	9,561,351

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 2.2%
Altice USA Inc., Class A(a)	171,192	$5,844,495
Cable One Inc.	6,786	12,980,329
Charter Communications Inc., Class A(a)(b)	18,624	13,436,285
Comcast Corp., Class A	12,230,501	697,383,167
Discovery Inc., Class A(a)	451,407	13,849,167
Discovery Inc., Class C, NVS(a)	841,875	24,397,537
DISH Network Corp., Class A(a)(b)	663,162	27,720,172
Fox Corp., Class A, NVS	860,524	31,951,256
Fox Corp., Class B	405,897	14,287,574
Interpublic Group of Companies Inc. (The)	1,046,338	33,995,522
Liberty Broadband Corp., Class A(a)(b)	65,757	11,058,355
Liberty Broadband Corp., Class C, NVS(a)	408,204	70,888,707
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	215,637	10,044,371
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	438,716	20,352,035
New York Times Co. (The), Class A	440,450	19,181,597
News Corp., Class A, NVS	1,040,500	26,813,685
News Corp., Class B.	337,689	8,222,727
Nexstar Media Group Inc., Class A	102,365	15,137,736
Omnicom Group Inc.	568,839	45,501,432
Sirius XM Holdings Inc.(b)	2,405,628	15,732,807
ViacomCBS Inc., Class A	18,304	886,829
ViacomCBS Inc., Class B, NVS	1,563,054	70,650,041
		1,190,315,826
Metals & Mining — 0.8%
Alcoa Corp.(a)	498,446	18,362,751
Cleveland-Cliffs Inc.(a)(b)	1,216,017	26,217,327
Freeport-McMoRan Inc.	2,777,919	103,088,574
Newmont Corp.	2,150,328	136,287,789
Nucor Corp.	799,575	76,703,230
Reliance Steel & Aluminum Co.	169,087	25,515,228
Royal Gold Inc.	174,884	19,954,264
Southern Copper Corp.	19,775	1,271,928
Steel Dynamics Inc.	435,417	25,950,853
United States Steel Corp.	713,614	17,126,736
		450,478,680
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,399,158	23,631,779
Annaly Capital Management Inc.	3,730,465	33,126,529
New Residential Investment Corp.	1,154,909	12,230,486
Starwood Property Trust Inc.	732,043	19,157,565
		88,146,359
Multi-Utilities — 1.4%
Ameren Corp.	684,567	54,792,743
CenterPoint Energy Inc.	1,551,358	38,039,298
CMS Energy Corp.	771,715	45,592,922
Consolidated Edison Inc.	924,432	66,300,263
Dominion Energy Inc.	2,159,730	158,891,336
DTE Energy Co.	519,367	67,309,963
MDU Resources Group Inc.	532,278	16,681,593
NiSource Inc.	1,044,725	25,595,762
Public Service Enterprise Group Inc.	1,355,787	80,994,715
Sempra Energy	845,616	112,027,208
WEC Energy Group Inc.	848,708	75,492,577
		741,718,380
Multiline Retail — 0.7%
Dollar General Corp.	366,501	79,307,151
Dollar Tree Inc.(a)	624,082	62,096,159
Kohl’s Corp.	417,875	23,029,091
Security	Shares	Value

Multiline Retail (continued)
Nordstrom Inc.(a)(b)	46,306	$1,693,411
Ollie’s Bargain Outlet Holdings Inc.(a)	174,126	14,649,220
Target Corp.	735,912	177,899,367
		358,674,399
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	892,209	9,270,052
APA Corp.	1,006,831	21,777,755
Cabot Oil & Gas Corp.	923,215	16,119,334
Chevron Corp.	5,188,085	543,400,023
Cimarex Energy Co.	214,693	15,554,508
ConocoPhillips	3,619,973	220,456,356
Continental Resources Inc./OK.	155,676	5,920,358
Devon Energy Corp.	1,800,110	52,545,211
Diamondback Energy Inc.	253,635	23,813,790
EOG Resources Inc.	1,380,973	115,228,387
EQT Corp.(a)	740,154	16,475,828
Exxon Mobil Corp.	11,356,890	716,392,621
Hess Corp.	696,197	60,791,922
HollyFrontier Corp.	399,394	13,140,063
Kinder Morgan Inc.	5,227,623	95,299,567
Marathon Oil Corp.	2,092,952	28,506,006
Marathon Petroleum Corp.	1,749,675	105,715,363
Occidental Petroleum Corp.	1,986,546	62,119,293
ONEOK Inc.	1,194,114	66,440,503
Phillips 66.	1,175,336	100,867,336
Pioneer Natural Resources Co.	319,302	51,892,961
Targa Resources Corp.	601,484	26,735,964
Valero Energy Corp.	1,090,314	85,131,717
Williams Companies Inc. (The)	3,266,546	86,726,796
		2,540,321,714
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	252,168	15,203,209

Personal Products — 0.0%
Coty Inc., Class A(a)	802,388	7,494,304
Herbalife Nutrition Ltd.(a)(b)	239,302	12,618,394
		20,112,698
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	5,990,497	400,285,010
Catalent Inc.(a)(b)	331,703	35,863,728
Elanco Animal Health Inc.(a)(b)	1,188,258	41,220,670
Eli Lilly & Co.	478,090	109,731,217
Jazz Pharmaceuticals PLC(a)	158,181	28,099,273
Johnson & Johnson	7,065,897	1,164,035,872
Merck & Co. Inc.	6,793,935	528,364,325
Nektar Therapeutics(a)(b)	491,165	8,428,391
Organon & Co.(a)	677,086	20,488,622
Perrigo Co. PLC.	356,491	16,345,112
Pfizer Inc.	14,971,009	586,264,713
Royalty Pharma PLC, Class A.	354,192	14,518,330
Viatris Inc.	3,226,673	46,109,157
Zoetis Inc.	65,982	12,296,406
		3,012,050,826
Professional Services — 0.8%
CACI International Inc., Class A(a)(b)	62,041	15,827,900
Clarivate PLC(a)	1,099,945	30,281,486
CoStar Group Inc.(a)	236,320	19,572,022
Dun & Bradstreet Holdings Inc.(a)(b)	427,357	9,132,619
Equifax Inc.	200,660	48,060,077

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
FTI Consulting Inc.(a)(b)	89,504	$12,227,141
IHS Markit Ltd.	1,001,711	112,852,761
Jacobs Engineering Group Inc.	345,018	46,032,302
Leidos Holdings Inc.	376,827	38,097,210
ManpowerGroup Inc.	144,949	17,235,886
Nielsen Holdings PLC	954,108	23,537,844
Robert Half International Inc.	36,060	3,208,258
Science Applications International Corp.	154,519	13,555,952
TransUnion	161,989	17,788,012
Verisk Analytics Inc.	153,849	26,880,497
		434,289,967
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	850,500	72,913,365
Howard Hughes Corp. (The)(a)(b)	113,327	11,044,849
Jones Lang LaSalle Inc.(a)	136,430	26,666,608
Opendoor Technologies Inc.(a)(b)	739,424	13,109,988
		123,734,810
Road & Rail — 1.2%
AMERCO	23,887	14,078,998
CSX Corp.	6,071,806	194,783,537
JB Hunt Transport Services Inc.	25,137	4,096,074
Kansas City Southern.	178,011	50,442,977
Knight-Swift Transportation Holdings Inc.	429,133	19,508,386
Landstar System Inc.	11,531	1,822,129
Norfolk Southern Corp.	669,934	177,807,183
Old Dominion Freight Line Inc.	21,559	5,471,674
Ryder System Inc.	138,753	10,313,511
Schneider National Inc., Class B	138,177	3,008,113
TuSimple Holdings Inc., Class A(a)(b)	84,556	6,023,769
Uber Technologies Inc.(a)	620,890	31,119,007
Union Pacific Corp.	656,614	144,409,117
		662,884,475
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices Inc.	842,684	145,076,477
Brooks Automation Inc.	34,383	3,276,012
Cirrus Logic Inc.(a)(b)	154,313	13,135,123
Cree Inc.(a)(b)	311,959	30,550,145
First Solar Inc.(a)	282,908	25,606,003
Intel Corp.	10,839,577	608,533,853
Marvell Technology Inc.	2,165,582	126,318,398
Maxim Integrated Products Inc.	37,120	3,910,963
Microchip Technology Inc.	105,290	15,766,125
Micron Technology Inc.(a)	2,589,786	220,080,014
MKS Instruments Inc.	23,015	4,095,519
NXP Semiconductors NV	511,128	105,149,252
ON Semiconductor Corp.(a)(b)	518,811	19,860,085
Qorvo Inc.(a)	304,610	59,596,947
Skyworks Solutions Inc.	232,509	44,583,601
Texas Instruments Inc.	941,245	181,001,413
		1,606,539,930
Software — 1.7%
ANSYS Inc.(a)	135,805	47,132,483
Black Knight Inc.(a)	405,689	31,635,628
C3.ai Inc., Class A(a)(b)	36,025	2,252,643
CDK Global Inc.	274,873	13,658,439
Ceridian HCM Holding Inc.(a)	344,762	33,069,571
Citrix Systems Inc.	212,907	24,967,604
Cloudflare Inc., Class A(a)	39,955	4,228,837
Datto Holding Corp.(a)(b)	63,606	1,770,791
Security	Shares	Value

Software (continued)
Dolby Laboratories Inc., Class A.	173,163	$17,020,191
Duck Creek Technologies Inc.(a)(b)	148,698	6,469,850
Dynatrace Inc.(a)	28,959	1,691,785
FireEye Inc.(a)(b)	442,261	8,942,517
Guidewire Software Inc.(a)	223,915	25,239,699
Jamf Holding Corp.(a)(b)	21,596	724,978
Manhattan Associates Inc.(a)	78,883	11,425,414
McAfee Corp., Class A.	29,149	816,755
Medallia Inc.(a)	125,190	4,225,163
NortonLifeLock Inc.	1,078,417	29,354,511
Nuance Communications Inc.(a)	471,573	25,672,434
Oracle Corp.	316,359	24,625,385
Pegasystems Inc.	6,097	848,641
salesforce.com Inc.(a)	2,002,377	489,120,630
SolarWinds Corp.(a)(b)	186,309	3,146,759
SS&C Technologies Holdings Inc.	598,279	43,111,985
Synopsys Inc.(a)	148,284	40,895,244
Teradata Corp.(a)	42,416	2,119,528
Tyler Technologies Inc.(a)	14,798	6,694,171
VMware Inc., Class A(a)	136,118	21,774,796
		922,636,432
Specialty Retail — 0.8%
Advance Auto Parts Inc.	174,569	35,811,085
AutoNation Inc.(a)	135,498	12,846,565
AutoZone Inc.(a)(b)	46,568	69,489,701
Best Buy Co. Inc.	518,824	59,654,384
Burlington Stores Inc.(a)	10,278	3,309,413
CarMax Inc.(a)(b)	399,434	51,586,901
Dick’s Sporting Goods Inc.	167,050	16,736,739
Foot Locker Inc.	239,561	14,764,144
Gap Inc. (The)	537,234	18,077,924
L Brands Inc.	266,277	19,187,921
Leslie’s Inc.(a)(b)	33,162	911,623
Lithia Motors Inc.	70,732	24,306,344
O’Reilly Automotive Inc.(a)	128,986	73,033,163
Penske Automotive Group Inc.	88,979	6,717,025
Petco Health & Wellness Co. Inc.(a)(b)	186,627	4,182,311
Vroom Inc.(a)(b)	230,425	9,645,591
Williams-Sonoma Inc.	47,970	7,658,411
		427,919,245
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	375,769	37,452,896
Hewlett Packard Enterprise Co.	3,471,156	50,609,454
HP Inc.	2,193,232	66,213,674
NCR Corp.(a)	224,491	10,239,035
NetApp Inc.	200,204	16,380,691
Pure Storage Inc., Class A(a)	45,539	889,377
Western Digital Corp.(a)	827,074	58,862,857
Xerox Holdings Corp.	408,715	9,600,715
		250,248,699
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)(b)	394,187	22,543,555
Carter’s Inc.	114,076	11,769,221
Columbia Sportswear Co.	99,961	9,832,164
Deckers Outdoor Corp.(a)	64,819	24,895,033
Hanesbrands Inc.	372,318	6,951,177
PVH Corp.(a)	189,487	20,386,906
Ralph Lauren Corp.	126,289	14,878,107
Skechers U.S.A. Inc., Class A(a)	312,211	15,557,474

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.(a)	670,484	$29,152,644
Under Armour Inc., Class A(a)	498,836	10,550,382
Under Armour Inc., Class C, NVS(a)	528,531	9,814,821
VF Corp.	308,652	25,321,810
		201,653,294
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	901,191	12,256,198
New York Community Bancorp. Inc.	1,204,456	13,273,105
TFS Financial Corp.	150,709	3,059,393
UWM Holdings Corp., Class A(b)	58,996	498,516
		29,087,212
Tobacco — 1.0%
Altria Group Inc.	2,208,452	105,298,991
Philip Morris International Inc.	4,175,797	413,863,241
		519,162,232
Trading Companies & Distributors — 0.2%
Air Lease Corp.	283,966	11,852,741
Fastenal Co.	173,117	9,002,084
MSC Industrial Direct Co. Inc., Class A	119,741	10,744,360
SiteOne Landscape Supply Inc.(a)	57,391	9,714,000
United Rentals Inc.(a)	126,084	40,222,057
Univar Solutions Inc.(a)	443,076	10,802,193
Watsco Inc.	87,186	24,990,995
WW Grainger Inc.	21,487	9,411,306
		126,739,736
Water Utilities — 0.2%
American Water Works Co. Inc.	488,325	75,265,532
Essential Utilities Inc.	598,116	27,333,901
		102,599,433
Security	Shares	Value

Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	1,579,660	$228,782,158

Total Common Stocks — 99.8%
(Cost: $43,421,476,123)		53,905,552,415

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	286,296,629	286,468,407
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	65,940,000	65,940,000
		352,408,407
Total Short-Term Investments — 0.6%
(Cost: $352,155,429)		352,408,407

Total Investments in Securities — 100.4%
(Cost: $43,773,631,552)		54,257,960,822

Other Assets, Less Liabilities — (0.4)%		(237,122,419)

Net Assets — 100.0%.		$54,020,838,403

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$337,957,467	$—	$(51,496,857	)(a)	$50,543	$(42,746)	$286,468,407	286,296,629	$347,421	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,950,000	—	(5,010,000	)(a)	—	—	65,940,000	65,940,000	2,612		—
BlackRock Inc.	297,510,354	30,040,510	(40,148,539)		8,774,825	39,211,101	335,388,251	383,314	1,631,507		—
					$8,825,368	$39,168,355	$687,796,658		$1,981,540		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	263	09/17/21	$56,395	$645,757
S&P MidCap 400 E-Mini Index	186	09/17/21	50,079	(343,871)
				$301,886

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,905,552,415	$—	$—	$53,905,552,415
Money Market Funds	352,408,407	—	—	352,408,407
	$54,257,960,822	$—	$—	$54,257,960,822
Derivative financial instruments(a)
Assets
Futures Contracts	$645,757	$—	$—	$645,757
Liabilities
Futures Contracts	(343,871)	—	—	(343,871)
	$301,886	$—	$—	$301,886

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust